SUPPLEMENT DATED NOVEMBER 8, 2004 TO
                                MARKETLIFE CONTRACT PROSPECTUS DATED MAY 3, 2004


The following information supplements the information in your contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.


                                   APPENDIX E

                           HYPOTHETICAL ILLUSTRATIONS


The following hypothetical illustrations are intended to illustrate how the Policy's Cash Value, Cash Surrender Value and Death Benefit change over time based on a representative insured's age and rating classification as well as a representative premium payment pattern. Each illustration assumes that all premium payments are invested in the Investment Options and Corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 12%. The first example illustrates that the MAXIMUM GUARANTEED Cost of Insurance Rates and policy administrative expense charge allowable under the Policy are charged in all years. The second example illustrates that the CURRENT Cost of Insurance Rates and administrative expense charge are charged in all years. Both examples also reflect the deduction of (i) 5.00% from each premium payment for premium tax (2.50%) and front-end sales charges (2.50%), (ii) the mortality and expense risk charge and separate account expense charge, and (iii) an arithmetic average of Fund expenses.

The Cost of Insurance Rates charged varies by age, sex and underwriting classification. The policy administrative expense charge varies by age, amount of insurance and smoker/non-smoker classification for current charges. Both charges are deducted monthly pro rata from each of the Investment Options.

The mortality and expense risk charge and the separate account expense charge are 0.80% and 10.0%, respectively, for the first fifteen Policy Years; thereafter they are 0.25% and 0.00%, respectively. (Different charges apply for policies issued before May 1, 1998.) Both charges are deducted daily from the unloaned portion of the Cash Value.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement agreements that may be in effect, as shown in the Policy prospectus summary. If the expense reimbursement arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.66%, 4.34% and 10.34%, respectively, on a current and guaranteed basis during the first fifteen Policy Years, and to approximate net annual rates of -1.01%, 4.99% and 10.99%, respectively, on a current and guaranteed basis thereafter. (Different approximate net annual rates apply for policies issued before May 1, 1998.) These approximate net annual rates of return do not reflect the deduction of the cost of insurance charge and the policy administrative charge. If they did, they would be lower.

The illustrations do not reflect any charges for federal income taxes against either Separate Account since the Company is not currently deducting such charges from either Fund UL or Fund UL II. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Cash Values and Cash Surrender Values illustrated.

If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Cash Value, and Cash Surrender Value) will differ from the illustrated results.

Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.



L-24430

                                   MARKETLIFE
           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                           LEVEL DEATH BENEFIT OPTION
                HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES**


Male, Issue Age 40                                                                          Face Amount:                    $350,000
Preferred, Non-smoker                                                                       Annual Premium:                $5,000.00



             TOTAL
            PREMIUMS             DEATH BENEFIT                           CASH VALUE                        CASH SURRENDER VALUE
             WITH 5%   --------------------------------- ------------------------------------- -------------------------------------
  YEAR      INTEREST       0%         6%           12%            0%        6%           12%            0%         6%           12%
------------------------------------------------------------------------------------------------------------------------------------
  1         5,250    350,000    350,000        350,000       3,954      4,215          4,478       1,725       1,982           2,244
  2        10,763    350,000    350,000        350,000       7,801      8,573          9,377       5,541       6,296           7,100
  3        16,551    350,000    350,000        350,000      11,537     13,072         14,736       9,253      10,753          12,417
  4        22,628    350,000    350,000        350,000      15,168     17,724         20,608      12,865      15,362          18,246
  5        29,010    350,000    350,000        350,000      18,695     22,537         27,050      16,380      20,132          24,645
  6        35,710    350,000    350,000        350,000      22,113     27,512         34,115      19,905      25,303          31,907
  7        42,746    350,000    350,000        350,000      25,420     32,651         41,868      23,410      30,642          39,858
  8        50,133    350,000    350,000        350,000      28,620     37,969         50,387      26,810      36,159          48,577
  9        57,889    350,000    350,000        350,000      31,712     43,471         59,754      30,102      41,861          58,144
 10        66,034    350,000    350,000        350,000      34,673     49,142         70,039      33,262      47,731          68,628
 15       113,287    350,000    350,000        350,000      47,756     80,604        139,521      47,756      80,604         139,521
 20       173,596    350,000    350,000        350,423      59,373    121,592        261,509      59,373     121,592         261,509
 25       250,567    350,000    350,000        570,257      65,420    171,246        467,424      65,420     171,246         467,424
 30       348,804    350,000    350,000        937,537      61,717    232,119        808,222      61,717     232,119         808,222
 35       474,182    350,000    350,000      1,470,529      40,824    311,656      1,374,326      40,824     311,656       1,374,326
 40       634,199          0    441,136      2,438,508           0    420,130      2,322,388           0     420,130       2,322,388
 45       838,426          0    581,603      4,070,137           0    553,908      3,876,320           0     553,908       3,876,320
 50     1,099,077          0    752,097      6,720,048           0    716,283      6,400,045           0     716,283       6,400,045
 55     1,431,741          0    933,795     10,723,611           0    924,550     10,617,436           0     924,550      10,617,436


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

** Current cost of insurance charges, mortality and expense risk charge, monthly administrative charge and administrative expense charge.

                                   MARKETLIFE
            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                           LEVEL DEATH BENEFIT OPTION
               HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES**


Male, Issue Age 40                                                                            Face Amount:                  $350,000
Preferred, Non-smoker                                                                         Annual Premium:              $5,000.00

            TOTAL
           PREMIUMS             DEATH BENEFIT                          CASH VALUE                        CASH SURRENDER VALUE
            WITH 5%  ---------------------------------------------------------------------------------------------------------------
  YEAR     INTEREST      0%          6%            12%         0%          6%            12%         0%          6%           12%
------------------------------------------------------------------------------------------------------------------------------------
   1        5,250     350,000     350,000        350,000      2,634       2,852          3,072        484         690            897
   2       10,763     350,000     350,000        350,000      5,140       5,743          6,376      3,040       3,607          4,201
   3       16,551     350,000     350,000        350,000      7,515       8,669          9,929      5,471       6,556          7,741
   4       22,628     350,000     350,000        350,000     10,713      12,615         14,774      8,677      10,465         12,495
   5       29,010     350,000     350,000        350,000     13,757      16,632         20,023     11,738      14,441         17,629
   6       35,710     350,000     350,000        350,000     16,642      20,719         25,715     14,646      18,511         23,506
   7       42,746     350,000     350,000        350,000     19,368      24,876         31,895     17,408      22,867         29,886
   8       50,133     350,000     350,000        350,000     21,929      29,100         38,614     20,119      27,290         36,804
   9       57,889     350,000     350,000        350,000     24,317      33,387         45,925     22,707      31,777         44,314
   10      66,034     350,000     350,000        350,000     26,525      37,732         53,886     25,114      36,321         52,476
   15     113,287     350,000     350,000        350,000     34,178      59,769        105,864     34,178      59,769        105,864
   20     173,596     350,000     350,000        350,000     35,510      83,420        193,909     35,510      83,420        193,909
   25     250,567     350,000     350,000        422,706     25,202     104,930        346,480     25,202     104,930        346,480
   30     348,804           0     350,000        695,471          0     118,690        599,544          0     118,690        599,544
   35     474,182           0     350,000      1,086,844          0     112,211      1,015,742          0     112,211      1,015,742
   40     634,199           0     350,000      1,795,997          0      47,641      1,710,473          0      47,641      1,710,473
   45     838,426           0           0      2,968,324          0           0      2,826,975          0           0      2,826,975
   50   1,099,077           0           0      4,800,674          0           0      4,572,070          0           0      4,572,070
   55   1,431,741           0           0      7,523,134          0           0      7,448,648          0           0      7,448,648



These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

**Guaranteed cost of insurance charges, mortality and expense risk charge, monthly administrative charge and administrative expense charge.

        MARKETLIFE POLICIES ISSUED BETWEEN JULY 12, 1995 AND MAY 1, 1998
           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                           LEVEL DEATH BENEFIT OPTION
                HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES**


Male, Issue Age 40                                                                            Face Amount:                  $350,000
Preferred, Non-smoker                                                                         Annual Premium:              $5,000.00

            TOTAL
           PREMIUMS              DEATH BENEFIT                            CASH VALUE                       CASH SURRENDER VALUE
            WITH 5%    ------------------------------------------------------------------------------ ------------------------------
  YEAR     INTEREST       0%          6%           12%         0%          6%            12%         0%        6%             12%
------------------------------------------------------------------------------------------------------------------------------------
   1         5,250     350,000     350,000       350,000      3,954       4,215         4,478       1,725      1,982          2,244
   2        10,763     350,000     350,000       350,000      7,801       8,573         9,377       5,541      6,296          7,100
   3        16,551     350,000     350,000       350,000     11,537      13,072        14,736       9,253     10,753         12,417
   4        22,628     350,000     350,000       350,000     15,168      17,724        20,608      12,865     15,362         18,246
   5        29,010     350,000     350,000       350,000     18,695      22,537        27,050      16,380     20,132         24,645
   6        35,710     350,000     350,000       350,000     22,113      27,512        34,115      19,905     25,303         31,907
   7        42,746     350,000     350,000       350,000     25,420      32,651        41,868      23,410     30,642         39,858
   8        50,133     350,000     350,000       350,000     28,620      37,969        50,387      26,810     36,159         48,577
   9        57,889     350,000     350,000       350,000     31,712      43,471        59,754      30,102     41,861         58,144
   10       66,034     350,000     350,000       350,000     34,673      49,142        70,039      33,262     47,731         68,628
   15      113,287     350,000     350,000       350,000     47,756      80,604       139,521      47,756     80,604        139,521
   20      173,596     350,000     350,000       350,000     58,813     120,479       259,206      58,813    120,479        259,206
   25      250,567     350,000     350,000       560,625     64,208     168,145       459,529      64,208    168,145        459,529
   30      348,804     350,000     350,000       914,180     59,789     225,583       788,086      59,789    225,583        788,086
   35      474,182     350,000     350,000     1,421,992     38,146     298,997     1,328,964      38,146    298,997      1,328,964
   40      634,199           0     419,452     2,338,081          0     399,478     2,226,744           0    399,478      2,226,744
   45      838,426           0     549,262     3,868,979          0     523,107     3,684,742           0    523,107      3,684,742
   50    1,099,077           0     705,208     6,332,347          0     671,627     6,030,807           0    671,627      6,030,807
   55    1,431,741           0     869,073    10,016,200          0     860,468     9,917,030           0    860,468      9,917,030



These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

** Current cost of insurance charges, mortality and expense risk charge, monthly administrative charge and administrative expense charge.

        MARKETLIFE POLICIES ISSUED BETWEEN JULY 12, 1995 AND MAY 1, 1998
            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                           LEVEL DEATH BENEFIT OPTION
               HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES**


Male, Issue Age 40                                                                            Face Amount:                  $350,000
Preferred, Non-smoker                                                                         Annual Premium:              $5,000.00

            TOTAL
           PREMIUMS               DEATH BENEFIT                        CASH VALUE                       CASH SURRENDER VALUE
            WITH 5%  ---------------------------------------------------------------------------------------------------------------
  YEAR     INTEREST       0%          6%           12%        0%          6%            12%         0%          6%             12%
------------------------------------------------------------------------------------------------------------------------------------
   1         5,250     350,000     350,000      350,000      2,634       2,852          3,072        484         690            897
   2        10,763     350,000     350,000      350,000      5,140       5,743          6,376      3,040       3,607          4,201
   3        16,551     350,000     350,000      350,000      7,515       8,669          9,929      5,471       6,556          7,741
   4        22,628     350,000     350,000      350,000     10,713      12,615         14,774      8,677      10,465         12,495
   5        29,010     350,000     350,000      350,000     13,757      16,632         20,023     11,738      14,441         17,629
   6        35,710     350,000     350,000      350,000     16,642      20,719         25,715     14,646      18,511         23,506
   7        42,746     350,000     350,000      350,000     19,368      24,876         31,895     17,408      22,867         29,886
   8        50,133     350,000     350,000      350,000     21,929      29,100         38,614     20,119      27,290         36,804
   9        57,889     350,000     350,000      350,000     24,317      33,387         45,925     22,707      31,777         44,314
   10       66,034     350,000     350,000      350,000     26,525      37,732         53,886     25,114      36,321         52,476
   15      113,287     350,000     350,000      350,000     34,178      59,769        105,864     34,178      59,769        105,864
   20      173,596     350,000     350,000      350,000     35,127      82,604        192,145     35,127      82,604        192,145
   25      250,567     350,000     350,000      415,158     24,453     102,695        340,293     24,453     102,695        340,293
   30      348,804           0     350,000      677,702          0     114,022        584,226          0     114,022        584,226
   35      474,182           0     350,000    1,050,555          0     103,065        981,827          0     103,065        981,827
   40      634,199           0     350,000    1,721,680          0      28,780      1,639,696          0      28,780      1,639,696
   45      838,426           0           0    2,821,447          0           0      2,687,092          0           0      2,687,092
   50    1,099,077           0           0    4,523,910          0           0      4,308,486          0           0      4,308,486
   55    1,431,741           0           0    7,027,736          0           0      6,958,155          0           0      6,958,155


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

** Guaranteed cost of insurance charges, mortality and expense risk charge, monthly administrative charge and administrative expense charge.

                MARKETLIFE POLICIES ISSUED PRIOR TO JULY 12, 1995
            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                           LEVEL DEATH BENEFIT OPTION
                HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES**



Male, Issue Age 40                                                                            Face Amount:                  $350,000
Preferred, Non-smoker                                                                         Annual Premium:              $5,000.00

            TOTAL
           PREMIUMS               DEATH BENEFIT                         CASH VALUE                     CASH SURRENDER VALUE
            WITH 5%  ---------------------------------------------------------------------------------------------------------------
  YEAR     INTEREST      0%          6%            12%         0%          6%            12%         0%          6%            12%
------------------------------------------------------------------------------------------------------------------------------------
   1        5,250     350,000     350,000        350,000      3,967       4,229          4,491      1,737       1,995          2,257
   2       10,763     350,000     350,000        350,000      7,839       8,612          9,418      5,576       6,336          7,141
   3       16,551     350,000     350,000        350,000     11,611      13,152         14,823      9,322      10,833         12,504
   4       22,628     350,000     350,000        350,000     15,288      17,860         20,762     12,978      15,498         18,400
   5       29,010     350,000     350,000        350,000     18,873      22,746         27,295     16,547      20,341         24,890
   6       35,710     350,000     350,000        350,000     22,358      27,811         34,481     20,149      25,603         32,273
   7       42,746     350,000     350,000        350,000     25,741      33,061         42,389     23,731      31,052         40,380
   8       50,133     350,000     350,000        350,000     29,026      38,510         51,104     27,217      36,701         49,294
   9       57,889     350,000     350,000        350,000     32,213      44,166         60,714     30,603      42,556         59,104
   10      66,034     350,000     350,000        350,000     35,276      50,015         71,298     33,865      48,604         69,887
   15     113,287     350,000     350,000        350,000     48,985      82,803        143,470     48,985      82,803        143,470
   20     173,596     350,000     350,000        354,092     59,580     122,497        264,248     59,580     122,497        264,248
   25     250,567     350,000     350,000        567,019     64,476     169,612        464,770     64,476     169,612        464,770
   30     348,804     350,000     350,000        918,031     59,561     225,930        791,406     59,561     225,930        791,406
   35     474,182     350,000     350,000      1,418,282     37,479     297,229      1,325,497     37,479     297,229      1,325,497
   40     634,199           0     413,987      2,316,407          0     394,274      2,206,102          0     394,274      2,206,102
   45     838,426           0     538,684      3,807,630          0     513,032      3,626,314          0     513,032      3,626,314
   50   1,099,077           0     687,308      6,190,477          0     654,579      5,895,692          0     654,579      5,895,692
   55   1,431,741           0     841,735      9,726,496          0     833,401      9,630,194          0     833,401      9,630,194


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

** Current cost of insurance charges, mortality and expense risk charge, monthly administrative charge and administrative expense charge.

                MARKETLIFE POLICIES ISSUED PRIOR TO JULY 12, 1995
            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                           LEVEL DEATH BENEFIT OPTION
               HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES**


Male, Issue Age 40                                                                            Face Amount:                  $350,000
Preferred, Non-smoker                                                                         Annual Premium:              $5,000.00

            TOTAL
           PREMIUMS               DEATH BENEFIT                           CASH VALUE                       CASH SURRENDER VALUE
            WITH 5%  ---------------------------------------------------------------------------------------------------------------
  YEAR     INTEREST       0%          6%          12%         0%          6%             12%        0%          6%            12%
------------------------------------------------------------------------------------------------------------------------------------
   1         5,250     350,000     350,000      350,000      2,644       2,863          3,083        494         700            907
   2        10,763     350,000     350,000      350,000      5,169       5,774          6,408      3,067       3,636          4,232
   3        16,551     350,000     350,000      350,000      7,570       8,729          9,995      5,523       6,613          7,803
   4        22,628     350,000     350,000      350,000     10,802      12,716         14,890      8,761      10,560         12,603
   5        29,010     350,000     350,000      350,000     13,889      16,789         20,208     11,862      14,588         17,803
   6        35,710     350,000     350,000      350,000     16,827      20,946         25,992     14,820      18,737         23,784
   7        42,746     350,000     350,000      350,000     19,613      25,188         32,293     17,638      23,179         30,283
   8        50,133     350,000     350,000      350,000     22,241      29,515         39,164     20,431      27,705         37,354
   9        57,889     350,000     350,000      350,000     24,704      33,923         46,664     23,094      32,312         45,054
   10       66,034     350,000     350,000      350,000     26,993      38,407         54,859     25,582      36,996         53,448
   15      113,287     350,000     350,000      350,000     35,133      61,487        108,958     35,133      61,487        108,958
   20      173,596     350,000     350,000      350,000     35,794      84,298        196,309     35,794      84,298        196,309
   25      250,567     350,000     350,000      421,234     24,886     104,244        345,274     24,886     104,244        345,274
   30      348,804           0     350,000      682,529          0     115,332        588,387          0     115,332        588,387
   35      474,182           0     350,000    1,050,735          0     104,137        981,996          0     104,137        981,996
   40      634,199           0     350,000    1,710,427          0      30,020      1,628,978          0      30,020      1,628,978
   45      838,426           0           0    2,784,381          0           0      2,651,791          0           0      2,651,791
   50    1,099,077           0           0    4,434,852          0           0      4,223,669          0           0      4,223,669
   55    1,431,741           0           0    6,843,588          0           0      6,775,829          0           0      6,775,829


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

** Guaranteed cost of insurance charges, mortality and expense risk charge, monthly administrative charge and administrative expense charge.

                                            SUPPLEMENT DATED NOVEMBER 8, 2004 TO
                                    INVEST CONTRACT PROSPECTUS DATED MAY 3, 2004

The following information supplements the information in your contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.

                                   APPENDIX E

                           HYPOTHETICAL ILLUSTRATIONS

The following hypothetical illustrations are intended to illustrate how the Policy's Cash Value, Cash Surrender Value and Death Benefit change over time based on a representative insured's age and rating classification as well as a representative premium payment pattern. Each illustration assumes that all premium payments are invested in the Investment Options and Corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 12%. The first example illustrates that the MAXIMUM GUARANTEED Cost of Insurance Rates, policy administrative expense charge, mortality and expense risk charge, and administrative expense charge allowable under the Policy are charged in all years. The second example illustrates that the CURRENT Cost of Insurance Rates, policy administrative expense charge, mortality and expense risk charge, and administrative expense charge are charged in all years. Both examples also reflect the deduction of (i) 5.00% from each premium payment for premium tax (2.50%) and front-end sales charges (2.50%), and (ii) an arithmetic average of Fund expenses.

The Cost of Insurance Rates charged varies by age, sex and underwriting classification. The policy administrative expense charge varies by age and amount of insurance. Both charges are deducted monthly on a pro rata basis from each of the Investment Options.

The current mortality and expense risk charge and administrative expense charge are 0.60% and 0.00%, respectively, for all Policy Years. The guaranteed maximum mortality and expense risk charge and administrative expense charge are 0.80% and 0.10%, respectively, for all Policy Years.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement agreements that may be in effect, as shown in the Policy prospectus summary. If the expense reimbursement arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.62%, 4.38% and 10.38%, respectively, on a current basis for all Policy
Years, and to approximate net annual rates of -1.32%, 4.68% and 10.68%, respectively, on a guaranteed basis for all Policy Years. These approximate net annual rates of return do not reflect the deduction of the cost of insurance charge, the policy administrative charge, mortality and expense risk charge, and administrative expense charge. If they did, they would be lower.

The illustrations do not reflect any charges for federal income taxes against either Separate Account since the Company is not currently deducting such charges from either Fund UL or Fund UL II. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Cash Values and Cash Surrender Values illustrated.

If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Cash Value, and Cash Surrender Value) will differ from the illustrated results.

Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.



L-24430

                                     IN-VEST

            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                           LEVEL DEATH BENEFIT OPTION

                HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES**


Male, Issue Age 39                                                                           Face Amount:                   $250,000
Non-smoker                                                                                   Annual Premium:               $2,000.00

            TOTAL
           PREMIUMS                 DEATH BENEFIT                           CASH VALUE                   CASH SURRENDER VALUE
            WITH 5%      -----------------------------------------------------------------------------------------------------------
  YEAR     INTEREST       0%          6%            12%         0%           6%           12%         0%          6%        12%
------------------------------------------------------------------------------------------------------------------------------------
   1         2,100     250,000     250,000        250,000        624          697           771        0           0           0
   2         4,305     250,000     250,000        250,000      1,214        1,401         1,598        0         159         345
   3         6,620     250,000     250,000        250,000      1,748        2,089         2,463      616         936       1,288
   4         9,051     250,000     250,000        250,000      2,914        3,468         4,102    1,839       2,360       2,955
   5        11,604     250,000     250,000        250,000     23,312       23,660        23,993   21,942      22,290      22,623
   6        14,284     250,000     250,000        250,000     24,165       26,021        27,904   22,923      24,779      26,661
   7        17,098     250,000     250,000        250,000     24,965       28,455        32,199   23,850      27,340      31,084
   8        20,053     250,000     250,000        250,000     25,706       30,961        36,917   24,721      29,976      35,932
   9        23,156     250,000     250,000        250,000     26,385       33,537        42,102   25,528      32,679      41,244
  10        26,414     250,000     250,000        250,000     27,006       36,192        47,810   26,279      35,465      47,083
  15        45,315     250,000     250,000        250,000     29,044       50,622        86,397   29,044      50,622      86,397
  20        69,439     250,000     250,000        250,000     28,844       67,049       150,284   28,844      67,049     150,284
  25       100,227     250,000     250,000        319,674     24,707       84,898       257,802   24,707      84,898     257,802
  30       139,522     250,000     250,000        508,165     13,450      103,051       434,329   13,450     103,051     434,329
  35       189,673           0     250,000        787,366          0      119,333       722,354        0     119,333     722,354
  40       253,680           0     250,000      1,259,141          0      129,280     1,199,182        0     129,280   1,199,182
  45       335,370           0     250,000      2,069,647          0      124,017     1,971,093        0     124,017   1,971,093
  50       439,631           0     250,000      3,367,747          0       82,300     3,207,378        0      82,300   3,207,378
  55       572,696           0           0      5,323,245          0            0     5,218,868        0           0   5,218,868
  56       603,431           0           0      5,830,280          0            0     5,772,555        0           0   5,772,555


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

** Current cost of insurance charges, mortality and expense risk charge, monthly administrative charge and administrative expense charge.

                                     IN-VEST

            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                           LEVEL DEATH BENEFIT OPTION

               HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES**


Male, Issue Age 39                                                                            Face Amount:                  $250,000
Non-smoker                                                                                    Annual Premium:              $2,000.00


            TOTAL
           PREMIUMS                 DEATH BENEFIT                         CASH VALUE                  CASH SURRENDER VALUE
            WITH 5%     ------------------------------------------------------------------------------------------------------------
  YEAR     INTEREST        0%          6%            12%           0%         6%        12%          0%         6%           12%
------------------------------------------------------------------------------------------------------------------------------------
   1         2,100     250,000      250,000        250,000         411        478         545           0          0              0
   2         4,305     250,000      250,000        250,000         755        914       1,083           0          0              0
   3         6,620     250,000      250,000        250,000       1,028      1,303       1,608           0        197            484
   4         9,051     250,000      250,000        250,000       1,912      2,343       2,843         897      1,303          1,772
   5        11,604     250,000      250,000        250,000      23,223     23,571      23,904      21,853     22,201         22,534
   6        14,284     250,000      250,000        250,000      23,682     25,523      27,390      22,439     24,281         26,148
   7        17,098     250,000      250,000        250,000      24,054     27,486      31,171      22,939     26,371         30,056
   8        20,053     250,000      250,000        250,000      24,335     29,458      35,276      23,350     28,473         34,291
   9        23,156     250,000      250,000        250,000      24,521     31,435      39,738      23,664     30,577         38,881
  10        26,414     250,000      250,000        250,000      24,607     33,411      44,593      23,879     32,683         43,866
  15        45,315     250,000      250,000        250,000      23,095     42,884      76,231      23,095     42,884         76,231
  20        69,439     250,000      250,000        250,000      16,769     50,116     125,857      16,769     50,116        125,857
  25       100,227     250,000      250,000        258,508       2,753     52,199     208,474       2,753     52,199        208,474
  30       139,522           0      250,000        403,518           0     42,528     344,887           0     42,528        344,887
  35       189,673           0      250,000        612,588           0      5,755     562,007           0      5,755        562,007
  40       253,680           0            0        962,182           0          0     916,364           0          0        916,364
  45       335,370           0            0      1,546,854           0          0   1,473,194           0          0      1,473,194
  50       439,631           0            0      2,439,254           0          0   2,323,099           0          0      2,323,099
  55       572,696           0            0      3,718,970           0          0   3,646,049           0          0      3,646,049
  56       603,431           0            0      4,057,837           0          0   4,017,660           0          0      4,017,660


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

** Guaranteed cost of insurance charges, mortality and expense risk charge, monthly administrative charge and administrative expense charge.